UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:

  /s/ Martin Kalish           Plymouth, Minnesota            May 10, 2011
----------------------    ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:  $2,197,634
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number      Name

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number         Name

1.       028-12029                Waterstone Market Neutral Master Fund, Ltd.

2.       028-13704                Waterstone Market Neutral MAC 51 Ltd.

3.       028-14301                Waterstone Offshore ER Fund, Ltd.

4.       028-14300                Watersone MF Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP     (X1000)     PRN AMT  PRN CALL   DISCRETION   MANGRS     SOLE    SHARED NONE
ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0  007903AL1   55,342   53,639,000  PRN        DEFINED    1,2,3,4   53,639,000
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7   26,951   26,000,000  PRN        DEFINED    1,2,3,4   26,000,000
ALLERGAN INC                 NOTE 1.500% 4/0  018490AL6   31,843   28,500,000  PRN        DEFINED    1,2,3,4   28,500,000
AMERICAN MED SYS HLDGS INC   NOTE 4.000% 9/1  02744MAB4   30,274   22,557,000  PRN        DEFINED    1,2,3,4   22,557,000
ANADARKO PETE CORP           COM              032511107   23,405      285,700       CALL  DEFINED    1,2,3,4      285,700
ANADARKO PETE CORP           COM              032511107       90        1,100       PUT   DEFINED    1,2,3,4        1,100
ASPEN INSURANCE HOLDINGS LTD PFD PRP INC EQ   G05384113   33,068      610,500  SH         DEFINED    1,2,3,4      610,500
BARRETT BILL CORP            NOTE 5.000% 3/1  06846NAA2   25,381   24,652,000  PRN        DEFINED    1,2,3,4   24,652,000
BOYD GAMING CORP             COM              103304101    2,436      260,000  SH         DEFINED    1,2,3,4      260,000
BP PLC                       SPONSORED ADR    055622104      971       22,000  PRN        DEFINED    1,2,3,4       22,000
BP PLC                       SPONSORED ADR    055622104    9,667      219,000       CALL  DEFINED    1,2,3,4      219,000
CAPITALSOURCE INC            SDCV 4.000% 7/1  14055XAE2    1,004    1,000,000  PRN        DEFINED    1,2,3,4    1,000,000
CEMEX SAB DE CV              SPON ADR NEW     151290889    4,356      487,759  PRN        DEFINED    1,2,3,4      487,759
CEPHALON INC                 NOTE 2.000% 6/0  156708AP4   44,133   26,500,000  PRN        DEFINED    1,2,3,4   26,500,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167BZ9   47,266   43,676,000  PRN        DEFINED    1,2,3,4   43,676,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167CA3  154,865  143,900,000  PRN        DEFINED    1,2,3,4  143,900,000
CINCINNATI BELL INC NEW      COM              171871106    2,211      825,000  SH         DEFINED    1,2,3,4      825,000
DEAN FOODS CO NEW            COM              242370104   10,058    1,005,800       CALL  DEFINED    1,2,3,4    1,005,800
DELTA PETE CORP              NOTE 3.750% 5/0  247907AD0   14,125   16,036,000  PRN        DEFINED    1,2,3,4   16,036,000
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.500% 8/1  251591AQ6    3,541    3,500,000  PRN        DEFINED    1,2,3,4    3,500,000
DEVON ENERGY CORP NEW        COM              25179M103   45,885      500,000  SH         DEFINED    1,2,3,4      500,000
DORAL FINL CORP              COM NEW          25811P886      296      269,095  SH         DEFINED    1,2,3,4      269,095
ERP OPER LTD PARTNERSHIP     NOTE 3.850% 8/1  26884AAV5   19,937   19,250,000  PRN        DEFINED    1,2,3,4   19,250,000
EXTERRAN HLDGS INC           NOTE 4.250% 6/1  30225XAA1   62,846   50,880,000  PRN        DEFINED    1,2,3,4   50,880,000
FREEPORT-MCMORAN COPPER & GO COM              35671D857   47,962      863,400       CALL  DEFINED    1,2,3,4      863,400
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1  369300AD0   19,402   17,602,000  PRN        DEFINED    1,2,3,4   17,602,000
GENWORTH FINL INC            COM CL A         37247D106      929       69,000  PRN        DEFINED    1,2,3,4       69,000
GENWORTH FINL INC            COM CL A         37247D106   13,124      975,000       PUT   DEFINED    1,2,3,4      975,000
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9  106,507  110,090,000  PRN        DEFINED    1,2,3,4  110,090,000
INTERNATIONAL COAL GRP INC N COM              45928H106    1,130      100,000  SH         DEFINED    1,2,3,4      100,000
LIFE TECHNOLOGIES CORP       COM              53217V109   28,212      538,200  SH         DEFINED    1,2,3,4      538,200
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7   40,868   34,300,000  PRN        DEFINED    1,2,3,4   34,300,000
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    1,451       36,700  PRN        DEFINED    1,2,3,4       36,700
METLIFE INC                  COM              59156R108   62,622    1,400,000  SH         DEFINED    1,2,3,4    1,400,000
MF GLOBAL HLDGS LTD          NOTE 1.875% 2/0  55277JAA6   31,841   31,000,000  PRN        DEFINED    1,2,3,4   31,000,000
MGM RESORTS INTERNATIONAL    COM              552953101    2,197      167,100  SH         DEFINED    1,2,3,4      167,100
MGM RESORTS INTERNATIONAL    COM              552953101    2,630      200,000       CALL  DEFINED    1,2,3,4      200,000
MGM RESORTS INTERNATIONAL    COM              552953101   11,116      845,300       PUT   DEFINED    1,2,3,4      845,300
MICROCHIP TECHNOLOGY INC     SDCV 2.125%12/1  595017AB0  107,412   78,698,000  PRN        DEFINED    1,2,3,4   78,698,000
MOSAIC CO                    COM              61945A107   11,813      150,000       CALL  DEFINED    1,2,3,4      150,000
MOSAIC CO                    COM              61945A107   11,813      150,000       PUT   DEFINED    1,2,3,4      150,000
MYLAN INC                    COM              628530107   29,657    1,308,776  SH         DEFINED    1,2,3,4    1,308,776
NASDAQ OMX GROUP IN          COM              631103108    2,584      100,000       PUT   DEFINED    1,2,3,4      100,000
NATIONAL OILWELL VARCO INC   COM              637071101   14,269      180,000  SH         DEFINED    1,2,3,4      180,000
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0  202,937  128,161,000  PRN        DEFINED    1,2,3,4  128,161,000
NEW YORK CMNTY CAP TR V      UNIT 99/99/9999  64944P307   75,961    1,508,150  PRN        DEFINED    1,2,3,4    1,508,150
NXP SEMICONDUCTORS N V       COM              N6596X109    3,146      105,000  SH         DEFINED    1,2,3,4      105,000
OLD REP INTL CORP            COM              680223104    6,849      539,700  SH         DEFINED    1,2,3,4      539,700
PARKER DRILLING CO           NOTE 2.125% 7/1  701081AR2   16,530   16,474,000  PRN        DEFINED    1,2,3,4   16,474,000
PATRIOT COAL CORP            COM              70336T104    1,937       75,000  SH         DEFINED    1,2,3,4       75,000
PLAINS EXPL& PRODTN CO       COM              726505100    8,264      228,099  SH         DEFINED    1,2,3,4      228,099
PROLOGIS                     NOTE 2.625% 5/1  743410AS1   24,937   25,000,000  PRN        DEFINED    1,2,3,4   25,000,000
SEMGROUP CORP                CL A             81663A105   16,794      596,371  PRN        DEFINED    1,2,3,4      596,371
SESI L L C                   FRNT 1.500%12/1  78412FAH7   19,385   18,339,000  PRN        DEFINED    1,2,3,4   18,339,000
SPANSION INC                 COM CL A NEW     84649R200    3,229      172,947  PRN        DEFINED    1,2,3,4      172,947
STONE ENERGY CORP            COM              861642106    2,092       62,700  SH         DEFINED    1,2,3,4       62,700
SUPERVALU INC                COM              868536103    6,698      750,000       PUT   DEFINED    1,2,3,4      750,000
SVB FINL GROUP               NOTE 3.875% 4/1  78486QAB7   53,038   51,487,000  PRN        DEFINED    1,2,3,4   51,487,000
SWIFT ENERGY CO              COM              870738101    1,583       37,100  SH         DEFINED    1,2,3,4       37,100
TALECRIS BIOTHERAPEUTICS HLD COM              874227101   12,695      473,700       PUT   DEFINED    1,2,3,4      473,700
TECH DATA CORP               COM              878237106      356        7,000  SH         DEFINED    1,2,3,4        7,000
TRANSOCEAN INC               NOTE 1.500%12/1  893830AV1    9,969   10,000,000  PRN        DEFINED    1,2,3,4   10,000,000
TRANSOCEAN INC               NOTE 1.500%12/1  893830AW9   84,951   86,400,000  PRN        DEFINED    1,2,3,4   86,400,000
U S G CORP                   COM NEW          903293405   16,030      962,200       PUT   DEFINED    1,2,3,4      962,200
VERISIGN INC                 SDCV 3.250% 8/1  92343EAD4  183,886  150,961,000  PRN        DEFINED    1,2,3,4  150,961,000
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7  134,625   79,480,000  PRN        DEFINED    1,2,3,4   79,480,000
VISTEON CORP                 COM NEW          92839U206    7,804      124,877  SH         DEFINED    1,2,3,4      124,877
WESTERN REFNG INC            COM              959319104    1,797      106,005  SH         DEFINED    1,2,3,4      106,005
WINDSTREAM CORP              COM              97381W104    2,227      172,900       CALL  DEFINED    1,2,3,4      172,900
XILINX INC                   SDCV 3.125% 3/1  983919AD3   77,398   66,306,000  PRN        DEFINED    1,2,3,4   66,306,000
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115   25,026    3,627,000  PRN        DEFINED    1,2,3,4    3,627,000



SK 21823 0002 1191759